111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

December 4, 2018

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 407 (the “Fund”)

(File No. 333-227581) (CIK# 1750186)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 28, 2018. In a telephone conversation between Anu Dubey and Matthew Wirig on October 16, 2018 we received comments from the staff requesting that we make certain changes to the Registration Statement and address certain other concerns. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. Ms. Dubey indicated that since these comments had been addressed satisfactorily in connection with the Sponsor’s other unit investment trust Registration Statements, we could address these comments in the final pricing amendments to the Trust.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that disclosure be added under “Investment Summary—Fee Table” describing how the creation and development fee will only be assessed to units outstanding at the end of the initial offering period. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that the final S-6 filing include the disclosure required by Form S-6 Instruction 3(a)(3). The final S-6 filing includes this disclosure.

In addition to this amendment and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith.

Additional changes in the prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited in the Trust and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Trust, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The trust agreement was entered into today and Securities (as defined in the trust agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Hennion & Walsh, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

        Chapman and Cutler LLP

SRA/lew